Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 28,572	$ 22,333	$ 19,513	$ 21,307	$ 16,729	$ 14,724	$ 14,283	$ 12,275	$ 10,705	$ 8,952	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 28,543	22,310	19,494	21,448	16,974	15,048	14,710	12,733	11,189	9,428	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 28,557	22,321	19,503	21,454	16,972	15,048	14,711	12,736	11,192	9,429	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 29,569	23,171	20,302	22,217	17,489	15,427	15,008	12,932	11,304	9,477	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 31,388	24,433	21,270	23,127	18,091	15,851	15,314	13,121	11,415	9,520	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 31,077	24,227	21,117	22,999	18,013	15,817	15,307	13,121	11,415	9,520	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	22,869	19,724	22,218	16,939	13,892	13,759	12,528	10,641	9,442	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	22,869	19,724	22,218	16,939	13,892	13,759	12,528	10,641	9,442	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	22,869	19,724	22,218	16,939	13,892	13,759	12,528	10,641	9,442	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	22,869	19,724	22,218	16,939	13,892	13,759	12,528	10,641	9,442	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	22,869	19,724	22,218	16,939	13,892	13,759	12,528	10,641	9,442	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Putnam Focused Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Account Value	$ 29,074	$ 22,869	$ 19,724	$ 22,218	$ 16,939	$ 13,892	$ 13,759	$ 12,528	$ 10,641	$ 9,442	$ 10,000